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                  Filed pursuant to Rule 497(e) under the Securities Act of 1933
                                                              File No. 333-14729

                               NUVEEN MUTUAL FUNDS
                           SUPPLEMENT TO PROSPECTUSES
                              Dated April 20, 2005

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                        Prospectuses Dated June 28, 2004

Nuveen Multistate Trust II
Nuveen California Insured Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund

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Effective May 1, 2005, the portfolio managers listed below have assumed management responsibility for the specified Nuveen mutual funds. This will not change the fund's investment objectives, policies or day-to-day portfolio management practices. Each fund utilizes a team approach and each lead manager has extensive experience managing municipal bond portfolios.

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
 Fund                                  Portfolio      Investment Experience
                                       Manager
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 Nuveen California Insured Municipal   Scott Romans   Vice President, Nuveen Asset Management, formerly,
 Bond Fund                                            Assistant Vice President, formerly, Senior Analyst (since
                                                      2000), prior thereto, he attended the University of Chicago, receiving his Ph.D. in 2000. Currently, he manages 29
                                                      Nuveen-sponsored investment companies.
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 Nuveen Massachusetts Insured          Paul Brennan   Vice President, Nuveen Asset Management, formerly,
 Municipal Bond Fund                                  Assistant Vice President (since 1997). He is a CFA
                                                      charterholder and currently manages investments for 42
                                                      Nuveen sponsored investment companies.
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

                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE


                                                                  MGN-CAMA-0405D